Net (Loss)/Profit Per Share - Summary of Shares Outstanding Were Excluded From The Calculation of Diluted Net Loss Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	204,753,909	60,029,916	140,815,045
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	3,983,115	41,520,896
Restricted share units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	3,622,413	0	0
Series Pre-A convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	82,811,813	241,148,000
Series A convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	115,015,797	334,926,000
Series A+ convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	54,222,527	157,896,000
Series B convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	120,916,087	352,107,646
Series C convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	186,399,063	542,794,072
Series C+ convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	58,596,160	170,632,018
Series C++ convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	41,542,257	95,851,381
Series D convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	177,632,040	145,205,580